City Holding Company (Parent Company Only) Financial Information (Tables)	12 Months Ended
Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheets
The following table presents the condensed balance sheets of City Holding Company, parent company only (in thousands):

	December 31
	2016	2015

Assets
Cash	$26,520	$46,672
Securities available-for-sale	4,231	3,273
Investment in subsidiaries	430,769	388,201
Deferred tax assets, net	1,459	1,569
Fixed assets	7	8
Other assets	2,584	3,290
Total Assets	$465,570	$443,013

Liabilities
Junior subordinated debentures	$16,495	$16,495
Dividends payable	6,459	6,376
Accrued interest payable	36	30
Other liabilities	142	840
Total Liabilities	23,132	23,741

Total Shareholders’ Equity	442,438	419,272
Total Liabilities and Shareholders’ Equity	$465,570	$443,013

Condensed Statements Of Comprehensive Income
The following table presents the condensed statements of comprehensive income of City Holding Company, parent company only (in thousands):

	Year Ended December 31
	2016	2015	2014

Income
Dividends from subsidiaries	$8,600	$48,950	$46,050
Investment securities gains	—	—	1,130
Other income	320	22	65
	8,920	48,972	47,245
Expenses
Interest expense	683	618	605
Other expenses	1,957	1,170	849
	2,640	1,788	1,454
Income Before Income Tax Benefit and Equity in Undistributed Net Income of Subsidiaries	6,280	47,184	45,791
Income tax benefit	(1,096)	(795)	(231)
Income Before Equity in Undistributed Net Income of Subsidiaries	7,376	47,979	46,022
Equity in undistributed net income of subsidiaries	44,752	6,118	6,940
Net Income	$52,128	$54,097	$52,962

Total Comprehensive Income	$48,948	$54,424	$53,793

Condensed Statements Of Cash Flows
The following table presents the condensed statements of cash flows of City Holding Company, parent company only (in thousands):

	Year Ended December 31
	2016	2015	2014
Operating Activities
Net income	$52,128	$54,097	$52,962
Adjustments to reconcile net income to net cash provided by operating activities:
Realized investment securities gains	—	—	(1,130)
Amortization and accretion	(5)	—	—
Stock based compensation	2,018	3	199
Depreciation	1	1	1
Asset write down	444	—	—
Change in other assets	262	13,338	(16,110)
Change in other liabilities	(2,531)	314	2,146
Equity in undistributed net income	(44,752)	(6,118)	(6,940)
Net Cash Provided by Operating Activities	7,565	61,635	31,128

Investing Activities
Proceeds from sales of available for sale securities	—	—	2,334
Return of capital	—	—	2,500
Net Cash Provided by Investing Activities	—	—	4,834

Financing Activities
Dividends paid	(25,718)	(25,304)	(24,487)
Issuance of common stock	6,864	—	—
Purchases of treasury stock	(10,018)	(7,055)	(27,957)
Exercise of stock options	1,155	2,979	580
Exercise of warrants	—	1,896	—
Net Cash Used in Financing Activities	(27,717)	(27,484)	(51,864)
(Decrease) increase in Cash and Cash Equivalents	(20,152)	34,151	(15,902)
Cash and cash equivalents at beginning of year	46,672	12,521	28,423
Cash and Cash Equivalents at End of Year	$26,520	$46,672	$12,521